Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands	Total	Issued capital [member]	Share premium [member]	Other capital reserves [member]	Other reserves [member]	Employee benefit trust [member]	Accumulated losses [member]	Translation reserve
Beginning balance at Dec. 31, 2019	£ 40,256	£ 294	£ 121,684	£ 59,147	£ 7,000	£ (1,305)	£ (146,065)	£ (499)
Profit (loss) for the period	(124,619)						(124,619)
Other comprehensive income/(loss)	1,327						3	1,324
Share-based payments	911			911
Issuance of share capital, net	16,937	347	18,715		(2,125)
Issuance of share capital for conversion of loan notes	54,865	375	21,386	33,104
Issuance of share capital on conversion of loan notes and warrants	1,084			1,084
Reclassification of embedded derivative	33,481			33,481
Ending balance at Jun. 30, 2020	24,242	1,016	161,785	127,727	4,875	(1,305)	(270,681)	825
Beginning balance at Dec. 31, 2020	(14,971)	1,017	161,785	128,374	5,001	(1,305)	(309,693)	(150)
Profit (loss) for the period	12,088						12,088
Other comprehensive income/(loss)	(26)							(26)
Share-based payments	1,760			1,760
Issuance of share capital, net	79,210	601	78,609
Exercise of share options	46			(108)		154
Conversion of warrants	2,574	16	158		2,400
Ending balance at Jun. 30, 2021	£ 80,681	£ 1,634	£ 240,552	£ 130,026	£ 7,401	£ (1,151)	£ (297,605)	£ (176)